Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 18, 2021	Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	UNIVERSAL BIOSENSORS INC
Entity Central Index Key	0001279695
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)		177,621,854
Entity Public Float			$ 19,541,159
Entity Shell Company	false
Document Type	10-K
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(g) Security	Common stock, par value $0.0001 per share